CONVERTIBLE NOTES - October 2016 Convertible Notes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding		$ 170,000
Stated interest rate	12.00%
Convertible Debt
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding			$ 4,956,745	$ 330,000
Accrued interest				$ 136,927
Stated interest rate					6.00%
Percent of average of two lowest volume weighted average prices	80.00%
Debt instrument, convertible, conversion price, milestone percentage one	50.00%
Convertible Debt | Maximum
Class Of Stock [Line Items]
Stated interest rate					24.00%